RELATED PARTY TRANSACTIONS, Loans Acquired From Affiliate (FY) (Details) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Loans Acquired from Affiliate [Abstract]
Acquired loans at fair value for issuance of stock	$ 46,802,840	$ 46,802,841	$ 0
Issuance of common stock (in shares)		3,342,500